Leases Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Residual value of leased asset	$ 300
Right-of-use assets	2,000
Operating lease, cost	360
Lease income	412
Sales-type and direct financing leases income	295
Operating lease, lease income	117
Operating cash flows from operating leases	353
Lease liabilities	2,170
Operating leases, future minimum payments due, 2019		$ 374
Operating leases, future minimum payments due, 2020		346
Operating leases, future minimum payments due, 2021		308
Operating leases, future minimum payments due, 2022		258
Operating leases, future minimum payments due, 2023		228
Operating leases, future minimum payments due, thereafter		$ 941
Other assets
Lessee, Lease, Description [Line Items]
Right-of-use assets	1,100
Operating lease, cost	$ 300
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, term of contract	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term of contract	61 years
Lease, renewal term	99 years